Acquisition of North South (Tables)	9 Months Ended
Sep. 30, 2013
Business Combinations [Abstract]
Purchase Price Allocation
Purchase Consideration:
Value of common stock and convertible preferred stock issued to sellers	$5,510,749

Tangible assets acquired:
Cash	2,684,363
Prepaid expenses	14,503
Net tangible assets acquired	2,698,866

Purchase consideration in excess of fair value of net tangible assets	2,811,883

Allocated to:
Patent portfolios	1,100,000
Goodwill	1,711,883
$-

 The purchase price allocation was based, in part, on management’s knowledge of North South’s business and the results of a third party appraisal commissioned by management.

	For the nine months ended September 30, 2013	For the nine months ended September 30, 2012	For the three months ended September 30, 2013	For the three months ended September 30, 2012

Revenues	$101,811	$16,710	$95,837	$16,710
Net loss	$(14,214,571)	$(1,720,160)	$(9,421,574)	$(606,755)
Loss per share- basic and diluted	$(6.84)	$(1.23)	$(4.08)	$(0.43)